RESTRICTED CASH AND SHORT-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Restricted Cash
Our restricted cash balances are as follows:

(in thousands of $)	2019	2018
Methane Princess lease security deposits (see note 22) (1)	114,676	112,362
Restricted cash relating to the $800 million facility (see note 21) (2)	23,552	30,845
Restricted cash relating to our interest rate swaps (see note 24)	14,810	6,480
Restricted cash relating to the NR Satu facility (see notes 5 and 21)	9,543	10,209
Restricted cash relating to security deposits(3)	19,680	12,548
Total restricted cash	182,261	172,444
Less: current portion of restricted cash	(46,333)	(31,330)
Non-current restricted cash	135,928	141,114

Restricted cash does not include minimum consolidated cash balances of $30.0 million required to be maintained as part of the financial covenants in some of our loan facilities, as these amounts are included in “Cash and cash equivalents” (see note 21).

(1) As of December 31, 2019 and 2018, the value of deposits used to obtain letters of credit to secure the obligations for the lease arrangements described in note 22 was $114.7 million and $112.4 million, respectively. These security deposits are referred to in these financial statements as restricted cash. The Methane Princess Lease security deposit earns interest based upon Pound Sterling LIBOR.

(2) Restricted cash required by the $800 million facility provides additional security to the lenders following the early termination of the Golar Spirit's charter and amendments to the Golar Freeze's charter. Under the amendments in 2018 to the $800 million facility, the restricted cash relating to the Golar Freeze was released upon securing an acceptable replacement charter. The amendments also allow for a stepped reduction in the value of the security deposit for the Golar Spirit. The security deposit may be applied against Golar Spirit's proportion of the $800 million facility quarterly repayment. The security deposit will be reduced to $16.5 million in 2020. The security deposit will be fully utilized in 2021 on the final repayment of the $800 million facility. The security deposit may be released if we are able to enter into a suitable charter for the Golar Spirit.

(3) As of December 31, 2019 and 2018, the value of collateral deposits required to secure performance guarantees issued to charterers on our behalf by banks was $18.1 million and $12.5 million, respectively. As of December 31, 2019 we held an outstanding bid bond with one of our charterers with a value of $1.6 million, which will mature in 2020. These security deposits are also referred to in these financial statements as restricted cash.